OTHER ACCOUNTS PAYABLES (Schedule of Other Accounts Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other accounts payable [Abstract]
Employees and payroll accruals	$ 4,735	$ 4,135
Derivatives financial instruments	8	32
Accrued Expenses and Others	1,077	1,447
Other accounts payables	$ 5,820	$ 5,614